Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Public Offering
NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold
30,000,000
Units, at a price of $
10.00
per Unit. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”).
Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $
11.50
per share, subject to adjustment (see Note 9).
On March 5, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional
945,072
Units issued for an aggregate amount of $
9,450,720
. In connection with the underwriters’ partial exercise of their over-allotment option, the Company also consummated
the sale
of an additional
126,010
Private Placement Warrants at $
1.50
per Private Placement
Warrant, generating total proceeds of $
189,015
. A total of $
9,450,720
was deposited into the Trust Account, bringing the aggregate proceeds deposited in the Trust Account to $
309,450,720
.

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one DHC Class A Share and one-third of one redeemable warrant (“Public Warrant”).

Each whole Public Warrant entitles the holder to purchase one DHC Class A Share at a price of $11.50 per share, subject to adjustment (see Note 9).
 On March 5, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional 945,072 Units issued for an aggregate amount of $9,450,720. In connection with
the underwriters’ partial exercise of their over-allotment option, the Company also consummated the sale of an additional 126,010 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total proceeds of $189,015. A total of $9,450,720 was deposited into the
Trust Account, bringing the aggregate proceeds deposited in the Trust Account to $309,450,720.